Note 26 - Common Stock - Custody Of Share (Details)	12 Months Ended
Dec. 31, 2017
Custodied Shares Line Items
Percentage Of Share Capital Owned By Main Share Holder	5.939%
Percentage Of Share Capital Owned By Main Share Holder Shares	5.708%
Percentage Of Share Capital Owned By Main Share Holder Financial Instruments	0,231%
State Street Bankand Trust Co [Member]
Custodied Shares Line Items
Percentage Of Shares Custodied	12.53%
Chase Nominees Ltd [Member]
Custodied Shares Line Items
Percentage Of Shares Custodied	6.48%
The Bank of New York Mellon SANV [Member]
Custodied Shares Line Items
Percentage Of Shares Custodied	3.80%